Provisions	12 Months Ended
Dec. 31, 2025
Text block [abstract]
Provisions
19.	Provisions
Changes in provisions for the years ended December 31, 2025 and 2024 are as follows:

(In millions of won)
	2025							As of December 31, 2025
	Beginning balance		Increase	Utilization	Reversal	Other(*)	Ending balance	Current	Non-current
Provision for restoration	₩	119,623	5,837	(6,330)	(1,272)	(275)	117,583	37,502	80,081
Emission allowance		437	1,641	(266)	(1,282)	—	530	530	—
Other provisions (note 28)		—	108,039	(105)	—	—	107,934	107,921	13

	₩	120,060	115,517	(6,701)	(2,554)	(275)	226,047	145,953	80,094

(*)	Other includes amounts reclassified as liabilities held for sale for the year ended December 31, 2025.

(In millions of won)
	2024								As of December 31, 2024
	Beginning balance		Increase	Utilization	Reversal	Changes in consolidation scope	Other(*)	Ending balance	Current	Non-current
Provision for restoration	₩	120,024	6,475	(3,555)	(1,053)	(351)	(1,917)	119,623	49,579	70,044
Emission allowance		1,182	1,410	(130)	(2,025)	—	—	437	437	—
Other provisions		218	—	—	(218)	—	—	—	—	—

	₩	121,424	7,885	(3,685)	(3,296)	(351)	(1,917)	120,060	50,016	70,044

(*)	Other includes amounts reclassified as liabilities held for sale for the year ended December 31, 2024.